Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	¥ 71,651	¥ 67,978
Additions	178,748	176,422
Transferred to property, plant and equipment	(178,657)	(172,749)
Ending balance	¥ 71,742	¥ 71,651